Annual Fund Operating Expenses - Class P2 Shares - Voya International Index Portfolio - Class I	May 01, 2021
Operating Expenses:
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.52%
Waivers and Reimbursements	(0.36%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.16%

[1]	The adviser is contractually obligated to limit expenses to 0.15% through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.